Quarterly Report
November 30, 2024
MFS®  New Discovery Fund
NDF-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 3.6%
CACI International, Inc., “A” (a)	77,098	$35,455,828
KBR, Inc.	505,072	30,723,530
Standard Aero, Inc. (a)	721,322	20,673,088
		$86,852,446
Apparel Manufacturers – 1.1%
Skechers USA, Inc., “A” (a)	396,288	$25,291,100
Automotive – 2.3%
Lear Corp.	222,308	$21,750,615
Modine Manufacturing Co. (a)	29,249	3,971,721
Visteon Corp. (a)	316,265	29,529,663
		$55,251,999
Biotechnology – 1.8%
Adaptive Biotechnologies Corp. (a)	1,680,157	$9,980,133
BioAtla, Inc. (a)	339,507	570,372
Blueprint Medicines Corp. (a)	178,906	17,242,960
CG Oncology, Inc. (a)	171,101	5,945,760
Immunocore Holdings PLC, ADR (a)	304,295	9,962,618
Prelude Therapeutics, Inc. (a)	327,699	344,084
		$44,045,927
Brokerage & Asset Managers – 5.1%
GCM Grosvenor, Inc., “A”	1,543,254	$19,151,782
Hamilton Lane, Inc., “A”	173,809	33,440,852
P10, Inc.	507,783	7,159,740
PJT Partners, Inc.	73,603	12,318,198
StepStone Group, Inc.	304,885	20,088,873
WisdomTree Investments, Inc.	2,441,898	29,180,681
		$121,340,126
Business Services – 3.6%
ExlService Holdings, Inc. (a)	410,716	$19,040,794
Remitly Global, Inc. (a)	1,210,415	24,886,132
TriNet Group, Inc.	187,477	17,515,976
UL Solutions, Inc.	452,466	24,310,998
		$85,753,900
Chemicals – 0.4%
BioLife Solutions, Inc. (a)	374,229	$10,280,071
Computer Software – 12.1%
Alkami Technology, Inc. (a)	796,564	$31,440,381
Altair Engineering, Inc., “A” (a)	91,615	9,675,460
CCC Intelligent Holdings, Inc. (a)	2,066,073	26,032,520
Definitive Healthcare Corp. (a)	3,696,877	17,486,228
Five9, Inc. (a)	601,743	24,839,951
Guidewire Software, Inc. (a)	204,087	41,407,211
JFrog Ltd. (a)	743,713	23,166,660
Kinaxis, Inc. (a)	140,376	18,394,304
nCino, Inc. (a)	638,046	26,791,552
OneStream, Inc. (a)	524,035	15,663,406
Sabre Corp. (a)	2,488,086	9,728,416
SentinelOne, Inc., “A” (a)	1,546,986	43,238,259
		$287,864,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.2%
Q2 Holdings, Inc. (a)	263,603	$27,609,778
Construction – 5.0%
AZEK Co., Inc. (a)	420,483	$22,336,057
Independence Realty Trust, Inc., REIT	1,463,145	31,955,087
QXO, Inc. (PIPE) (a)(n)	1,260,033	20,966,949
Summit Materials, Inc., “A” (a)	839,530	42,765,658
		$118,023,751
Consumer Products – 0.8%
e.l.f. Beauty, Inc. (a)	146,717	$19,002,786
Containers – 1.0%
AptarGroup Inc.	141,112	$24,406,732
Electrical Equipment – 2.5%
Littlefuse, Inc.	87,129	$21,492,111
nVent Electric PLC	490,885	38,441,204
		$59,933,315
Electronics – 4.4%
Advanced Energy Industries, Inc.	254,576	$29,286,423
Allegro MicroSystems, Inc. (a)	709,347	15,414,110
Astera Labs, Inc. (a)	130,195	13,442,634
Formfactor, Inc. (a)	674,257	27,010,735
Onto Innovation, Inc. (a)	123,558	20,285,753
		$105,439,655
Energy - Independent – 5.0%
Antero Resources Corp. (a)	873,738	$28,562,495
Matador Resources Co.	549,380	32,968,294
Permian Resources Corp.	2,098,639	32,864,687
Viper Energy, Inc.	452,387	24,478,660
		$118,874,136
Energy - Renewables – 0.5%
Bloom Energy Corp. (a)	400,259	$10,987,110
Engineering - Construction – 2.5%
Jacobs Solutions, Inc.	115,067	$16,250,912
TopBuild Corp. (a)	109,365	42,722,344
		$58,973,256
Entertainment – 0.3%
Vivid Seats, Inc., “A” (a)	2,144,528	$7,677,410
Food & Beverages – 0.1%
Oatly Group AB, ADR (a)(l)	4,713,107	$3,295,404
Gaming & Lodging – 1.7%
Genius Sports Ltd. (a)	4,119,533	$41,360,111
General Merchandise – 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	228,029	$22,563,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.7%
Brunswick Corp.	277,184	$22,316,084
Corsair Gaming, Inc. (a)	2,309,520	16,974,972
		$39,291,056
Machinery & Tools – 5.6%
Crane Co.	274,455	$49,972,766
Flowserve Corp.	571,122	34,849,865
RB Global, Inc.	501,817	49,057,630
		$133,880,261
Medical & Health Technology & Services – 3.6%
Certara, Inc. (a)	2,705,789	$30,331,895
HealthEquity, Inc. (a)	218,135	22,149,428
Schrodinger, Inc. (a)	1,510,215	34,085,552
		$86,566,875
Medical Equipment – 9.9%
Bio-Techne Corp.	387,868	$29,229,733
Ceribell, Inc. (a)	275,340	7,927,039
Envista Holdings Corp. (a)	992,511	22,123,070
Fractyl Health, Inc. (a)(l)	639,147	1,636,216
Gerresheimer AG	208,053	16,447,626
Globus Medical, Inc. (a)	320,380	27,427,732
Lantheus Holdings, Inc. (a)	206,862	18,466,571
Maravai Lifesciences Holdings, Inc., “A” (a)	1,136,596	6,444,499
Natera, Inc. (a)	112,207	18,826,090
Penumbra, Inc. (a)	83,648	20,420,150
PROCEPT BioRobotics Corp. (a)	224,816	21,490,161
QIAGEN N.V.	707,031	30,706,356
UFP Technologies, Inc. (a)	48,169	15,554,734
		$236,699,977
Oil Services – 1.2%
TechnipFMC PLC (a)	911,708	$28,600,280
Pharmaceuticals – 7.1%
Amicus Therapeutics, Inc. (a)	2,083,691	$20,795,236
Annexon, Inc. (a)	668,226	3,601,738
Ascendis Pharma, ADR (a)	109,771	14,937,638
Collegium Pharmaceutical, Inc. (a)	396,000	12,078,000
Cytokinetics, Inc. (a)	188,119	9,755,852
Harmony Biosciences Holdings (a)	549,778	19,060,803
Kymera Therapeutics, Inc. (a)	254,377	11,917,563
Legend Biotech Corp., ADR (a)	207,571	8,732,512
Ligand pharmaceuticals, Inc. (a)	149,341	18,140,451
Neurocrine Biosciences, Inc. (a)	94,387	11,963,552
SpringWorks Therapeutics, Inc. (a)	392,814	16,293,925
Ultragenyx Pharmaceutical, Inc. (a)	317,856	15,139,481
Viking Therapeutics, Inc. (a)	152,200	8,057,468
		$170,474,219
Pollution Control – 1.8%
GFL Environmental, Inc.	898,018	$42,296,648
Real Estate – 0.9%
DigitalBridge Group, Inc., REIT	1,548,110	$20,280,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 1.7%
STAG Industrial, Inc., REIT	482,214	$17,740,653
Terreno Realty Corp., REIT	388,636	23,563,001
		$41,303,654
Restaurants – 3.2%
U.S. Foods Holding Corp. (a)	816,876	$56,993,438
Wingstop, Inc.	56,644	18,622,848
		$75,616,286
Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (a)	439,774	$17,793,256
Specialty Stores – 1.5%
ACV Auctions, Inc. (a)	1,131,147	$25,586,545
Chewy, Inc., “A” (a)	290,318	9,699,524
		$35,286,069
Trucking – 3.0%
Knight-Swift Transportation Holdings, Inc.	539,817	$32,043,537
Saia, Inc. (a)	29,293	16,670,060
XPO, Inc. (a)	151,867	23,146,050
		$71,859,647
Total Common Stocks		$2,334,775,300
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.565	11/23/22	627,544	$0

Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.66% (v)	73,653,242	$73,660,608
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.59% (j)	4,166,800	$4,166,800

Other Assets, Less Liabilities – (1.1)%		(26,461,787)
Net Assets – 100.0%		$2,386,140,921
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $73,660,608 and $2,338,942,100, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,966,949, representing 0.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,081,912,908	$20,966,949	$—	$2,102,879,857
Canada	109,748,582	—	—	109,748,582
United Kingdom	51,322,729	—	—	51,322,729
Germany	47,153,982	—	—	47,153,982
Denmark	14,937,638	—	—	14,937,638
China	8,732,512	—	—	8,732,512
Mutual Funds	77,827,408	—	—	77,827,408
Total	$2,391,635,759	$20,966,949	$—	$2,412,602,708
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,609,649	$152,924,868	$152,852,472	$(4,971)	$(16,466)	$73,660,608
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$920,516	$—